Schedule of Total Sales From Each Customer (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Sales	$ 26,008,666	$ 21,940,269	$ 17,242,289
Percentage of entity's revenue	62.35%	65.02%	59.32%
Outstanding Balance of Trade Receivables	$ 2,655,793	$ 3,184,043	$ 3,282,464
Daabon Organic Australia Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Sales	$ 3,864,436	$ 6,026,698
Percentage of entity's revenue	9.26%	17.86%
Outstanding Balance of Trade Receivables	$ 1,167,302	$ 1,703,927
Costco Wholesale Australia [member]
IfrsStatementLineItems [Line Items]
Sales	$ 10,344,078	$ 5,857,260
Percentage of entity's revenue	24.80%	17.36%
Outstanding Balance of Trade Receivables		$ 1,229,271
Energreen Nutrition Australia Pty Ltd., [member]
IfrsStatementLineItems [Line Items]
Sales	$ 6,414,690	$ 4,838,204	$ 1,693,451
Percentage of entity's revenue	15.38%	14.34%	5.82%
Outstanding Balance of Trade Receivables	$ 30,041
Woolworths [member]
IfrsStatementLineItems [Line Items]
Sales	$ 3,486,656
Percentage of entity's revenue	8.36%
Outstanding Balance of Trade Receivables	$ 327,550
Victorian Chemical Company [member]
IfrsStatementLineItems [Line Items]
Sales	$ 1,898,806
Percentage of entity's revenue	4.55%
Outstanding Balance of Trade Receivables	$ 1,130,900
Hygain NSW (Proprietary) Ltd [member]
IfrsStatementLineItems [Line Items]
Sales		$ 3,306,466	$ 4,504,121
Percentage of entity's revenue		9.80%	15.50%
Outstanding Balance of Trade Receivables		$ 250,845	$ 453,344
100% Bottling Company Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Sales		$ 1,911,641	$ 5,484,307
Percentage of entity's revenue		5.66%	18.87%
Outstanding Balance of Trade Receivables			$ 1,446,763
Good Earth Oils Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Sales			$ 3,380,714
Percentage of entity's revenue			11.63%
Outstanding Balance of Trade Receivables			$ 1,226,945
Pryde's EasiFeed Pty Ltd [Member]
IfrsStatementLineItems [Line Items]
Sales			$ 2,179,696
Percentage of entity's revenue			7.50%
Outstanding Balance of Trade Receivables			$ 155,412